Shareholder Report, Average Annual Return (Details) 190471_GuidePath Conservative Allocation Fund_RS Class_TSR Annual {RS Shares}	1 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2026
RS Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		GuidePath Conservative Allocation Fund RS Shares
Average Annual Return, Percent	(0.35%)
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	0.12%
S&P Target Risk Conservative Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Target Risk Conservative Index
Average Annual Return, Percent	(0.13%)